INCOME TAX EXPENSE) - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of income tax expense (benefit)
Profit before income tax		¥ 2,113,801	¥ 2,264,514	¥ 3,049,175
Tax expense calculated at the statutory tax rate of 25% (2017 and 2018: 25%)		528,450	566,129	762,294
Preferential income tax rates applicable to certain branches and subsidiaries		(464,880)	(268,665)	(287,081)
Impact of change in income tax rate		4,594	23,425	98,150
Tax losses with no deferred tax assets recognized		588,267	434,103	296,728
Deductible temporary differences with no deferred tax assets recognized		41,695	384,072	308,657
Utilization of previously unrecognized tax losses and deductible temporary differences		(17,952)	(52,962)	(212,309)
Tax incentive in relation to deduction of certain expenses		(50,921)	(62,172)	(43,846)
Non-taxable income		(173,686)	(254,337)	(126,101)
Expenses not deductible for tax purposes		56,448	54,959	49,564
Write-off of unrecoverable deferred tax assets previously recognized		187,433	183,195	49,808
Profits and losses attributable to joint ventures and associates		(79,720)	40,029
Recognition of deferred tax assets related to deductible temporary differences and tax losses previously not recognized		(3,868)	(233,940)	(274,726)
Adjustments in respect of current tax of previous periods		9,860	8,683	22,568
Income tax expense	$ 89,879	¥ 625,720	¥ 822,519	¥ 643,706
Effective tax rate	30.00%	30.00%	36.00%	21.00%
Applicable tax rate	25.00%	25.00%	25.00%	25.00%
Associates
Reconciliation of income tax expense (benefit)
Income tax expense		¥ 79,000	¥ 106,000	¥ 86,000
Joint ventures
Reconciliation of income tax expense (benefit)
Income tax expense		¥ 54,000	¥ 48,000	¥ 11,000